Segment Information - Summary of Investments (Detail) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	€ 285,141	€ 293,716
Off-balance sheet investments third parties	606,437	603,380
Total revenue-generating investments	891,578	897,096
Investments in real estate	479	514	$ 514	$ 488
Financial assets measured at amortized cost	9,719	10,645
Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	41,109	46,757
Financial assets measured at FVPL	7,845	8,616
Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	8,648	7,959
Financial assets measured at FVPL	86,320	78,371
Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	109,580	117,167
Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	21,441	23,687
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	15,595	15,515
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	56,202	60,890
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	190,671	192,775
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	11,481	12,743
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	10,713	11,278
Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	479	514
Americas [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	158,284	173,726
Off-balance sheet investments third parties	220,501	228,398
Total revenue-generating investments	378,786	402,124
Investments in real estate	24	40
Financial assets measured at amortized cost	9,671	10,597
Americas [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	39,952	45,424
Financial assets measured at FVPL	6,811	7,457
Americas [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	8,540	7,906
Financial assets measured at FVPL	27,540	29,068
Americas [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	65,746	73,233
Americas [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	0	0
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	211	256
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	48,104	52,572
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	92,292	101,401
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	9,753	10,679
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	7,900	8,778
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	24	40
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	125,128	118,218
Off-balance sheet investments third parties	158,105	149,282
Total revenue-generating investments	283,233	267,500
Investments in real estate	437	457
United Kingdom [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI		0
Financial assets measured at FVPL	990	1,140
United Kingdom [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI		0
Financial assets measured at FVPL	58,668	49,222
United Kingdom [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	43,592	43,712
United Kingdom [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	21,441	23,687
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	15,315	15,196
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	6,871	6,952
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	98,164	91,172
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	1,714	2,051
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	2,627	2,389
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	437	457
International [Member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	1,487	1,599
Off-balance sheet investments third parties	4,602	4,507
Total revenue-generating investments	6,089	6,106
Investments in real estate	19	17
Financial assets measured at amortized cost	1	1
International [Member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	1,158	1,332
Financial assets measured at FVPL	43	19
International [Member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	7	7
Financial assets measured at FVPL	18	0
International [Member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	243	222
International [Member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL		0
International [Member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	60	54
International [Member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	1,125	1,279
International [Member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments	215	202
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	3	2
International [Member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	67	45
International [Member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	19	17
Asset management [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	230	162
Off-balance sheet investments third parties	223,228	221,192
Total revenue-generating investments	223,459	221,354
Financial assets measured at amortized cost	36	36
Asset management [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL		0
Asset management [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	100	46
Financial assets measured at FVPL	94	80
Asset management [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL		0
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	9	9
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	102	88
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	119	66
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	11	11
Total revenue-generating investments	11	11
Financial assets measured at amortized cost	11	11
Holding and other activities [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL		0
Holding and other activities [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL		0
Holding and other activities [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL		0
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	€ 11	€ 11